Lease (Details) - Schedule of Operating Lease Cost - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule of Operating Lease Cost [Abstract]
Operating lease costs	$ 76	$ 111	$ 71
Total leases costs	$ 76	$ 111	$ 71